SUBSEQUENT EVENT - Additional Information (Detail) - Feb. 21, 2023 - Dividends declared - Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)
฿ / shares in Units, ฿ in Millions, $ in Millions
	USD ($)	THB (฿) ฿ / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Dividend payments declared to its shareholders	$ 0.6	฿ 19.9
Dividend payments declared to its shareholders, per share | ฿ / shares		฿ 0.05
Dividends paid to non-controlling interests | $	$ 0.3